Cash Flow Reconciliations - Reconciliation of borrowings, derivatives and lease liabilities arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 3,147,395	$ 2,828,459
Cash flows	241,861	222,901
Other comprehensive income	(9,098)	1,857
Non-cash items	(5,741)	5,801
Deferred financing costs, assets	(1,375)	(3,056)
Liabilities/(assets) arising from financing activities at end of period	3,373,042	3,055,962
Borrowings | Proceeds from bank loans and bonds
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	401,911	677,680
Total	401,911	677,680
Borrowings | Bank loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(150,508)	(445,604)
Non-cash items	(8,063)
Total	(158,571)	(445,604)
Borrowings | Payment for bond repurchase at premium
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(1,937)
Total	(1,937)
Borrowings | Additions in deferred loan fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(7,605)	(9,175)
Non-cash items	982	(1,584)
Deferred financing costs, assets	(1,375)	(3,056)
Total	(7,998)	(13,815)
Borrowings | Amortization and write-off of deferred loan issuance costs and premium
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	7,514	7,385
Total	7,514	7,385
Borrowings | Retranslation of the 2021 NOK Bonds in USD
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	(9,098)	1,857
Non-cash items	(6,174)
Total	(15,272)	1,857
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	45,931	(3,096)
Cash flows	(4,092)
Other comprehensive income	11,327	607
Non-cash items	84,305	51,882
Liabilities/(assets) arising from financing activities at end of period	137,471	49,393
Derivatives | Unrealized loss on derivative financial instruments held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	80,472	51,931
Total	80,472	51,931
Derivatives | Ineffective portion of cash flow hedges
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(218)	(49)
Total	(218)	(49)
Derivatives | Payment for interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(10,811)
Total	(10,811)
Derivatives | Proceeds from entering into interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	10,770
Total	10,770
Derivatives | Payment for CCS termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(4,051)
Non-cash items	4,051
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	11,327	607
Total	11,327	607
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	204,930	213,374
Cash flows	(10,251)	(10,036)
Non-cash items	6,014	6,299
Liabilities/(assets) arising from financing activities at end of period	200,693	209,637
Lease liability | Lease charge (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	5,075	5,264
Total	5,075	5,264
Lease liability | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	1,047	1,081
Total	1,047	1,081
Lease liability | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(5,069)	(5,266)
Total	(5,069)	(5,266)
Lease liability | Payments for lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(5,182)	(4,770)
Non-cash items	(108)	(46)
Total	$ (5,290)	$ (4,816)